Explanatory notes to the Consolidated Statements of Cash Flows - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Explanatory Notes [Abstract]
Borrowings	€ 37,227	€ 29,463	€ 27,153
Derivative (assets)/liabilities and collateral	(409)	(109)	(67)
Securities and financial receivables	(6,046)	(9,357)	(4,176)
Total Liabilities from financing activities at January 1	30,772	19,997	€ 22,910
Changes in liabilities arising from financing activities [abstract]
Cash flows	9,623	(2,640)
Foreign exchange effects	12	(250)
Fair value changes	85	468
Changes in scope of consolidation	350	955
Transfer to (assets)/liabilities held for sale	(10)	(122)
Other changes	€ 715	€ (1,324)